NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES (Tables)	12 Months Ended
Jan. 02, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below table summarizes our transactions with SunPower subsequent to the Spin-off, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Charges from product collaboration agreement	$32,887	$10,846
Net charges from transition services agreement	5,217	6,229

We had the following balances related to transactions with SunPower as of January 2, 2022 and January 3, 2021:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$3,959	$31,967
Prepaid expenses and other current assets	13,979	9,665
Other receivables, non-current	1,458	1,458
Accounts payable	2,315	901
Accrued liabilities (Note 6)	8,361	7,942

The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$821	$1,273
Accounts payable(1)	—	3,100
Contract liabilities, current portion(2)	31,069	9,405
Contract liabilities, net of current portion(2)	23,840	33,066
Refund liabilities (Note 6)	22,566	—
(1)In connection with obtaining solar module supplies related to one solar project, we incurred charges of $3.1 million, that was paid directly to TotalEnergies in fiscal year 2021.
(2)Refer to Note 9. Commitments and Contingencies—Advances from Customers.

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
Revenue	$14,733	$73,599	$33,371
Interest expense incurred on the 4.00% debentures acquired by Total(1)	—	2,667	4,000
(1)Represents TotalEnergies share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
Related-party transactions with Huansheng JV are as follows:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts payable	$64,498	$40,420

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Payments made to investee for products/services	$140,610	$267,247

Schedule of Net Parent Contribution (Distribution), By Component
The components of Net parent (distribution) contribution represented the distribution/contribution by SunPower prior to the Spin-off and it comprised of the following on the Consolidated and Combined Statements of Equity for fiscal years 2020 and 2019 were as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
General financing activities	$(22,163)	$61,971
Acquisition of intellectual property	(100,000)	—
Separation cost	(25,000)	—
Excess cash	(8,996)	—
Corporate allocations	9,238	26,096
Interest expense financed and paid by SunPower	12,167	19,485
Stock-based compensation expense	5,168	7,135
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687

Schedule of Net Parent Contribution (Distribution), Reconciliation To Cash Flow	A reconciliation of Net parent (distribution) contribution in the Consolidated and Combined Statements of Equity to the corresponding amount presented on the Consolidated and Combined Statements of Cash Flows for the periods presented was as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687
Interest expense financed and paid by SunPower	(12,167)	(19,485)
Stock-based compensation expense	(5,168)	(7,135)
Other	12,925	4,342
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	$(133,996)	$92,409